Intangible Asset Acquisition and Cross License Agreement (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Intangible Asset Acquisition and Cross License Agreement
Summary of purchase price allocation for assets acquired that are accounted for as an asset acquisition
Intangible assets - patents	$2,788,154
Tangible assets - machinery, property and inventory	$38,000

Intangible assets - patents	$2,788,154
Tangible assets — machinery, property and inventory	$38,000